Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Agreements [Abstract]
Schedule of minimum future contractual rental payments during the next five years
	Space segments	Content and copyright	Total
Year ended December 31	NIS	NIS	NIS
2019	85	495	580
2020	85	354	439
2021	85	260	345
2022	82	225	307
2023 onwards	485	64	549
	822	1,398	2,220